Southern Power Company Bin SC1105 30 Ivan Allen Jr. Boulevard NW Atlanta, GA 30308

August 20, 2015

Securities and Exchange Commission
Washington, D.C. 20549

RE:	Southern Power Company
Registration Statement on Form S-3 - File No. 333-205680

Ladies and Gentlemen:

We transmit herewith for filing with the Commission on behalf of Southern Power Company, pursuant to the provisions of the Securities Act of 1933, as amended, Amendment No. 1 to the Registration Statement on Form S-3 relating to the issue of securities as described therein.

Please address any questions or comments regarding the Registration Statement to the undersigned at Southern Company Services, Inc., Atlanta, Georgia (404-506-0684).

Yours very truly,

/s/Melissa K. Caen

Melissa K. Caen
Assistant Secretary